12. FAIR VALUE MEASUREMENT (Details 4) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017
Beginning fair value balance on the Acquisition Date	$ 3,627,000
Change in fair value (loss) reported in the statements of operations	116,000	$ (6,823,325)
Ending fair value balance reported in the condensed consolidated balance sheet	4,170,677	4,170,677
Fair Value, Inputs, Level 3 [Member]
Beginning fair value balance on the Acquisition Date	3,800,000
Change in fair value (loss) reported in the statements of operations	100,000
Ending fair value balance reported in the condensed consolidated balance sheet	$ 3,900,000	$ 3,900,000